BUSINESS COMBINATIONS (Tables)	2 Months Ended	9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Notes and other explanatory information [abstract]
Schedule of consideration remaining

Total consideration	Common shares	$
Cash paid	-	479,000
Cash payable	-	370,537
Common shares issued	825,000	122,376
Common shares issued	200,000	35,806
Total	1,025,000	1,007,719

Schedule of business acquisition consideration payable

Business acquisition consideration payable	$
Acquisition date fair value	370,537
Payments	(8,000)
Application of prepayments	(4,000)
Accretion	1,463
Balance – December 31, 2023, October 31, 2023, and 2022	360,000

Business acquisition consideration payable	$
Acquisition date fair value (Note 5.2)	370,537
Payments (Note 5.2)	(8,000)
Application of prepayments (Note 5.2)	(4,000)
Accretion (Note 5.2)	1,463
Balance – December 31, 2023	360,000
Buyout of Canopy minority interest (Note 5.1)	780,000
Acquisition of an additional 20% membership units in Golden Harvest (Note 5.2)	1,644,695
Canopy buyout payments (Note 5.1)	(228,149)
Golden Harvests 20% acquisition payments (Note 5.2)	(360,000)
Accretion	498,280
Balance – September 30, 2024	2,694,826